Supplemental Information - Supplemental Information of Income Statement (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Revenues
Net sales	$ 5,549	$ 7,403	$ 17,808	$ 23,178
Finance and interest income	301	336	960	1,012
Total Revenues	5,850	7,739	18,768	24,190
Costs and Expenses
Cost of goods sold	4,599	5,998	14,771	18,797
Selling, general and administrative expenses	565	736	1,758	2,240
Research and development expenses	207	254	622	809
Restructuring expenses	18	56	52	98
Interest expense	258	327	824	976
Other, net	286	109	498	307
Total Costs and Expenses	5,933	7,480	18,525	23,227
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	(83)	259	243	963
Income taxes	56	107	259	408
Equity income of unconsolidated subsidiaries and affiliates	11	10	33	66
Net income (loss)	(128)	162	17	621
Industrial Activities [Member]
Revenues
Net sales	5,549	7,403	17,808	23,180
Finance and interest income	32	65	162	191
Total Revenues	5,581	7,468	17,970	23,371
Costs and Expenses
Cost of goods sold	4,599	5,998	14,771	18,799
Selling, general and administrative expenses	498	629	1,546	1,960
Research and development expenses	207	254	622	809
Restructuring expenses	18	56	51	98
Interest expense	152	211	501	630
Interest compensation to Financial Services	83	85	229	265
Other, net	234	92	398	239
Total Costs and Expenses	5,791	7,325	18,118	22,800
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	(210)	143	(148)	571
Income taxes	18	61	130	267
Equity income of unconsolidated subsidiaries and affiliates	6	4	18	52
Results from intersegment investments	94	76	277	265
Net income (loss)	(128)	162	17	621
Financial services [Member]
Revenues
Finance and interest income	390	455	1,226	1,363
Total Revenues	390	455	1,226	1,363
Costs and Expenses
Selling, general and administrative expenses	67	107	212	280
Restructuring expenses			1
Interest expense	141	180	448	530
Other, net	55	52	174	161
Total Costs and Expenses	263	339	835	971
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	127	116	391	392
Income taxes	38	46	129	141
Equity income of unconsolidated subsidiaries and affiliates	5	6	15	14
Results from intersegment investments		(1)		1
Net income (loss)	$ 94	$ 75	$ 277	$ 266